Financial instruments (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial instruments [Line Items]
Other non-financial assets	₨ 12,717	₨ 10,476
Other non-financial liabilities	13,091	10,725
Derivative financial assets	1,218	1,105
Derivative financial liabilities	326	1,602
Reserve of cash flow hedges	401	₨ (722)
Wockhardt Limited [Member]
Financial instruments [Line Items]
Business combination contingent consideration liability	₨ 420